UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

March 31, 2023
Semiannual Report
to Shareholders
DWS Short Duration Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
34	Statement of Assets and Liabilities
36	Statement of Operations
37	Statements of Changes in Net Assets
38	Financial Highlights
43	Notes to Financial Statements
57	Information About Your Fund’s Expenses
59	Liquidity Risk Management
60	Advisory Agreement Board Considerations and Fee Evaluation
64	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Short Duration Fund

Letter to Shareholders
Dear Shareholder:
This past year can be described as one where there were major structural disruptions and challenges impacting financial markets: record high inflation; end of ultra-loose monetary policy; impact of slower growth in China; ongoing political attacks on global trade; demographic change profoundly affecting more and more countries; and finally, the Ukraine conflict, the future course of which continues to be highly unpredictable.
It is therefore apparent that there will be no lack of challenges for investors in 2023. With looming recession concerns in the U.S. and Europe, we believe the prospects for equity returns will be challenging in 2023. Further, aggressive tightening by the Federal Reserve and international monetary authorities has increased pressure on banks and their ability to lend, and also negatively impacted the performance of fixed income securities. Inflation continues to remain above monetary authority targets, however there is early evidence that rate hikes by the Federal Reserve are beginning to take effect and cool the pace of rising prices.
Consequently, we believe that it is important for investors to diversify their investments given the level of volatility in markets. Balanced portfolios can help mitigate the negative impact of unexpected economic, geopolitical, and market events. While investment objectives are unique to each investor, we do believe there may be benefits to owning corporate and government bonds given their potential for yield as well as holding equities for their ability to counter the negative effects of persistent inflation.
In our view, these factors of market volatility, unpredictable economic events, and complex geo-political forces strongly underscore the value add of active portfolio management. The partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Short Duration Fund	|	3

Performance SummaryMarch 31, 2023 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/23
Unadjusted for Sales Charge	3.16%	–0.27%	1.56%	1.26%
Adjusted for the Maximum Sales Charge (max 2.25% load)	0.84%	–2.52%	1.10%	1.03%
Bloomberg 1–3 Year Government/Credit Index†	2.41%	0.26%	1.26%	1.01%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/23
Unadjusted for Sales Charge	2.76%	–0.95%	0.81%	0.50%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.76%	–0.95%	0.81%	0.50%
Bloomberg 1–3 Year Government/Credit Index†	2.41%	0.26%	1.26%	1.01%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 3/31/23
No Sales Charges	3.37%	0.22%	1.85%	1.51%
Bloomberg 1–3 Year Government/Credit Index†	2.41%	0.26%	1.26%	1.05%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/23
No Sales Charges	3.29%	–0.01%	1.83%	1.50%
Bloomberg 1–3 Year Government/Credit Index†	2.41%	0.26%	1.26%	1.01%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/23
No Sales Charges	3.24%	0.10%	1.83%	1.51%
Bloomberg 1–3 Year Government/Credit Index†	2.41%	0.26%	1.26%	1.01%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2023 are 0.85%, 1.61%, 0.51%, 0.68% and 0.60% for Class A,

4	|	DWS Short Duration Fund

Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.25%. This results in a net initial investment of $9,775.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on August 25, 2014.
†
Bloomberg 1–3 Year Government/Credit Index is an unmanaged index consisting of all
U.S. government agency and Treasury securities, as well as all investment-grade corporate debt securities with maturities of one to three years.

‡	Total returns shown for periods less than one year are not annualized.

DWS Short Duration Fund	|	5

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
3/31/23	$8.20	$8.20	$8.21	$8.22	$8.20
9/30/22	$8.08	$8.08	$8.09	$8.10	$8.09
Distribution Information as of 3/31/23
Income Dividends, Six Months	$.13	$.10	$.15	$.14	$.15
March Income Dividend	$.0241	$.0185	$.0269	$.0258	$.0269
SEC 30-day Yield‡‡	4.68%	4.02%	5.14%	5.02%	5.15%
Current Annualized Distribution Rate‡‡	3.46%	2.66%	3.86%	3.70%	3.86%

‡‡
The SEC yield is net investment income per share earned over the month ended
March 31, 2023, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC
yields would have been 4.55%, 3.90%, 5.01%, 4.82% and 4.92% for Class A, Class C,
Class R6, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2023. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 3.33%, 2.54%,
3.73%, 3.50% and 3.63% for Class A, Class C, Class R6, Class S and Institutional Class
shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	|	DWS Short Duration Fund

Portfolio Management Team
Thomas J. Sweeney, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 2005 with 4 years of industry experience. Prior to his current role, he served as a structured trader. Previously, he worked in the Technology division. Before joining, he developed portfolio analytics systems at Merrill Lynch as a part of their Private Investors Technology Group.
—Portfolio Manager/Structured Finance Sector Head: New York
—BS in Computer Science, Rutgers College.
Jeff Morton, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 2011 with 13 years of industry experience. Prior to joining, he served as a Portfolio Manager at Fischer Francis Trees and Watts. Previously, he worked as a Vice President at Credit Suisse and at Blackrock.
—Fixed Income Portfolio Manager: New York.
—BS in Major Industrial Management and Economics, Carnegie Mellon University.
Lonnie Fox, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2022.
—Joined DWS in 2004. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.
—Portfolio Manager for High Yield Strategies: New York.
—BS, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.

DWS Short Duration Fund	|	7

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/23	9/30/22
Corporate Bonds	56%	53%
Asset-Backed	15%	18%
Government & Agency Obligations	10%	11%
Commercial Mortgage-Backed Securities	9%	10%
Collateralized Mortgage Obligations	5%	5%
Cash Equivalents	3%	2%
Mortgage-Backed Securities Pass-Throughs	2%	0%
Short-Term U.S. Treasury Obligations	0%	0%
Common Stocks	0%	0%
Exchange-Traded Funds	—	1%
	100%	100%

Quality (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	3/31/23	9/30/22
AAA	17%	18%
AA	12%	14%
A	20%	19%
BBB	41%	40%
BB	5%	4%
B	1%	1%
CCC	0%	0%
CC	0%	0%
C	0%	0%
Not Rated	4%	4%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	3/31/23	9/30/22
Effective Maturity	3.0 years	2.9 years
Effective Duration	2.1 years	1.9 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 64 for contact information.

8	|	DWS Short Duration Fund

Investment Portfolioas of March 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Bonds 56.6%
Communication Services 3.5%
Charter Communications Operating LLC, 4.908%, 7/23/2025	4,000,000	3,960,082
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	1,500,000	1,346,250
CSC Holdings LLC, 144A, 5.5%, 4/15/2027	1,500,000	1,263,150
Discovery Communications LLC, 3.45%, 3/15/2025	2,235,000	2,146,302
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	666,666	658,430
Expedia Group, Inc.:
3.8%, 2/15/2028	800,000	757,569
4.625%, 8/1/2027	2,849,000	2,792,194
144A, 6.25%, 5/1/2025	3,200,000	3,238,834
Gen Digital, Inc., 144A, 6.75%, 9/30/2027	1,035,000	1,040,382
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	264,000	200,983
Level 3 Financing, Inc., 144A, 3.4%, 3/1/2027	1,195,000	945,177
Meituan, 144A, 2.125%, 10/28/2025 (a)	720,000	658,487
Meta Platforms, Inc., 3.5%, 8/15/2027	2,940,000	2,839,491
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029	380,000	315,400
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	974,160
Sprint LLC, 7.625%, 3/1/2026	1,410,000	1,491,047
Tencent Holdings Ltd., 144A, 1.81%, 1/26/2026	3,000,000	2,755,282
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	912,632
T-Mobile U.S.A., Inc.:
2.625%, 4/15/2026	1,350,000	1,260,082
3.5%, 4/15/2025	6,655,000	6,470,124
		36,026,058
Consumer Discretionary 5.2%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,851,845
Aptiv PLC, 2.396%, 2/18/2025	2,770,000	2,638,576
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025	1,010,000	1,010,216
Clarios Global LP, 144A, 6.25%, 5/15/2026	1,409,000	1,405,477
Daimler Truck Finance North America LLC, 144A, 5.15%, 1/16/2026	1,600,000	1,606,492
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025	1,360,000	1,274,714
6.95%, 3/6/2026	750,000	761,250
General Motors Financial Co., Inc.:
2.9%, 2/26/2025	4,000,000	3,817,580
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	9

	Principal Amount ($)	Value ($)
3.5%, 11/7/2024	1,300,000	1,266,445
Hasbro, Inc., 3.0%, 11/19/2024	5,383,000	5,190,993
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,686,553
144A, 1.25%, 9/18/2023	4,685,000	4,587,792
144A, 5.5%, 3/30/2026	5,000,000	5,007,530
KFC Holding Co., 144A, 4.75%, 6/1/2027	300,000	291,375
Kia Corp., 144A, 1.0%, 4/16/2024	1,130,000	1,082,286
Kronos Acquisition Holdings, Inc., 144A, 5.0%, 12/31/2026	340,000	310,937
Las Vegas Sands Corp., 3.2%, 8/8/2024	1,660,000	1,606,114
Mattel, Inc., 144A, 3.375%, 4/1/2026	495,000	465,961
Newell Brands, Inc., 6.375%, 9/15/2027	1,090,000	1,100,093
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	490,000	455,700
Royal Caribbean Cruises Ltd.:
144A, 5.5%, 8/31/2026	2,450,000	2,292,097
144A, 9.25%, 1/15/2029	930,000	988,125
144A, 11.5%, 6/1/2025	295,000	314,551
Sands China Ltd., 5.625%, 8/8/2025	1,040,000	1,012,155
Stellantis Finance U.S., Inc., 144A, 1.711%, 1/29/2027	1,140,000	1,008,603
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	1,220,000	1,222,855
Volkswagen Group of America Finance LLC, 144A, 3.95%, 6/6/2025	3,000,000	2,942,513
Warnermedia Holdings, Inc., 144A, 3.428%, 3/15/2024	1,720,000	1,680,385
Wynn Macau Ltd., 144A, 5.5%, 1/15/2026	1,035,000	959,963
		52,839,176
Consumer Staples 1.4%
Constellation Brands, Inc., 5.0%, 2/2/2026	1,610,000	1,610,309
Coty, Inc., 144A, 5.0%, 4/15/2026	1,135,000	1,095,097
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/2025	4,000,000	3,866,084
JBS U.S.A. Lux SA:
144A, 2.5%, 1/15/2027	960,000	852,480
144A, 5.125%, 2/1/2028	3,850,000	3,718,060
JDE Peet’s NV, 144A, 0.8%, 9/24/2024	1,730,000	1,612,035
Philip Morris International, Inc., 5.125%, 11/17/2027	1,980,000	2,026,152
		14,780,217
Energy 4.8%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,036,482
Antero Resources Corp., 144A, 7.625%, 2/1/2029	521,000	532,723
Blue Racer Midstream LLC, 144A, 7.625%, 12/15/2025	735,000	727,650
Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	496,990
The accompanying notes are an integral part of the financial statements.

10	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Canadian Natural Resources Ltd.:
3.8%, 4/15/2024	750,000	737,351
3.9%, 2/1/2025	2,500,000	2,448,171
CNX Resources Corp., 144A, 7.25%, 3/14/2027	1,010,000	1,005,143
DCP Midstream Operating LP, 5.375%, 7/15/2025	1,120,000	1,114,491
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	1,095,000	1,086,788
Energy Transfer LP:
4.05%, 3/15/2025	750,000	735,602
4.2%, 4/15/2027	4,497,000	4,308,716
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	847,722
Hess Midstream Operations LP, 144A, 5.625%, 2/15/2026	1,500,000	1,484,850
Indian Oil Corp. Ltd., REG S, 5.75%, 8/1/2023	2,000,000	2,002,683
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,459,226
MPLX LP, 4.875%, 12/1/2024	2,000,000	1,987,669
ONEOK Partners LP, 4.9%, 3/15/2025	1,000,000	993,490
ONEOK, Inc., 2.75%, 9/1/2024	4,604,000	4,453,695
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	1,000,000	998,638
Pertamina Persero PT, 144A, 4.3%, 5/20/2023	2,000,000	1,990,000
Petroleos Mexicanos:
4.625%, 9/21/2023	1,000,000	991,860
4.875%, 1/18/2024	1,000,000	986,230
Plains All American Pipeline LP:
3.6%, 11/1/2024	2,022,000	1,970,248
3.85%, 10/15/2023	4,000,000	3,963,549
Range Resources Corp., 4.875%, 5/15/2025	1,020,000	1,000,021
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,162,423
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	888,000	865,299
Targa Resources Corp., 5.2%, 7/1/2027	5,000,000	4,958,192
Williams Companies, Inc., 4.55%, 6/24/2024	1,300,000	1,290,519
		49,636,421
Financials 21.3%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	7,000,000	6,267,890
2.45%, 10/29/2026	2,110,000	1,894,174
4.875%, 1/16/2024	1,410,000	1,393,979
6.5%, 7/15/2025	1,175,000	1,183,494
Air Lease Corp.:
3.75%, 6/1/2026	5,000,000	4,725,731
Series C, 4.125%, Perpetual (b)	2,000,000	1,360,000
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	4,302,099
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	11

	Principal Amount ($)	Value ($)
4.4%, 9/25/2023	2,534,000	2,488,665
144A, 5.25%, 8/11/2025	2,000,000	1,954,724
Ally Financial, Inc.:
1.45%, 10/2/2023	2,500,000	2,416,017
7.1%, 11/15/2027	5,000,000	5,078,698
Avolon Holdings Funding Ltd.:
144A, 2.125%, 2/21/2026	4,000,000	3,555,500
144A, 4.25%, 4/15/2026	1,230,000	1,156,539
144A, 5.125%, 10/1/2023	670,000	663,880
Banco de Credito del Peru S.A., 144A, 4.25%, 4/1/2023	1,000,000	1,000,000
Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	1,912,500
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 144A, 5.375%, 4/17/2025	1,350,000	1,342,575
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	954,375
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	2,920,034
Bank of America Corp.:
4.0%, 1/22/2025	750,000	732,746
4.2%, 8/26/2024	3,000,000	2,947,435
6.22%, 9/15/2026	3,000,000	3,087,655
Barclays PLC:
1.007%, 12/10/2024	5,000,000	4,818,034
4.375%, Perpetual (b)	3,000,000	2,050,838
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	1,951,837
Blackstone Secured Lending Fund, 3.625%, 1/15/2026	5,385,000	4,880,923
BPCE SA:
144A, 4.875%, 4/1/2026	500,000	481,491
144A, 5.7%, 10/22/2023	2,000,000	1,984,540
Canadian Imperial Bank of Commerce, 3.945%, 8/4/2025	6,000,000	5,831,822
Capital One Financial Corp.:
2.636%, 3/3/2026 (a)	10,000,000	9,264,430
4.985%, 7/24/2026	1,940,000	1,869,999
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	2,000,000	1,996,148
Citigroup, Inc.:
4.4%, 6/10/2025	7,000,000	6,823,113
5.5%, 9/13/2025	750,000	748,628
Corebridge Financial, Inc., 144A, 3.5%, 4/4/2025	2,040,000	1,959,597
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	932,986
Credit Suisse Group AG:
144A, 2.193%, 6/5/2026	1,390,000	1,237,382
144A, 2.593%, 9/11/2025	1,180,000	1,092,916
144A, 3-month USD-LIBOR + 1.24%, 6.394% (c), 6/12/2024	2,675,000	2,608,230
The accompanying notes are an integral part of the financial statements.

12	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Danske Bank AS:
144A, 3.244%, 12/20/2025	1,120,000	1,065,303
144A, 3.773%, 3/28/2025	4,000,000	3,904,094
144A, 6.466%, 1/9/2026	3,000,000	3,002,775
Discover Bank, 4.682%, 8/9/2028	2,500,000	2,288,174
Discover Financial Services, 3.95%, 11/6/2024	1,100,000	1,048,882
Goldman Sachs Group, Inc., 0.925%, 10/21/2024	3,780,000	3,677,940
HSBC Holdings PLC:
1.645%, 4/18/2026	2,020,000	1,844,763
4.7%, Perpetual (a) (b)	3,000,000	2,230,616
6.0%, Perpetual (b)	500,000	450,440
7.336%, 11/3/2026	3,000,000	3,112,687
ING Bank NV, 144A, 5.8%, 9/25/2023	1,125,000	1,111,860
Intesa Sanpaolo SpA, 144A, 7.0%, 11/21/2025	1,340,000	1,362,949
JPMorgan Chase & Co.:
2.301%, 10/15/2025	4,000,000	3,824,930
SOFR + 0.58%, 5.423% (c), 6/23/2025	6,000,000	5,938,237
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,590,378
KeyCorp., 3.878%, 5/23/2025	2,850,000	2,747,148
Lloyds Banking Group PLC:
2.438%, 2/5/2026	2,880,000	2,700,420
4.716%, 8/11/2026	1,440,000	1,401,787
Macquarie Group Ltd.:
144A, 5.108%, 8/9/2026	3,000,000	2,983,028
144A, SOFR + 0.92%, 5.772% (c), 9/23/2027	6,000,000	5,806,392
Mitsubishi UFJ Financial Group, Inc.:
0.962%, 10/11/2025	3,200,000	2,980,274
5.719%, 2/20/2026	7,000,000	7,017,998
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,297,172
Morgan Stanley, 0.791%, 1/22/2025	6,000,000	5,771,700
Natwest Group PLC, 5.847%, 3/2/2027	1,200,000	1,203,062
Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,363,597
5.099%, 7/3/2025	3,000,000	2,951,640
PRA Group, Inc., 144A, 7.375%, 9/1/2025	1,010,000	1,004,698
REC Ltd., 144A, 4.75%, 5/19/2023	1,423,000	1,421,548
Rocket Mortgage LLC:
144A, 2.875%, 10/15/2026	1,125,000	1,006,875
144A, 3.625%, 3/1/2029	1,180,000	1,013,089
SNB Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	961,180
Societe Generale SA:
144A, 2.625%, 1/22/2025	3,705,000	3,471,848
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	13

	Principal Amount ($)	Value ($)
144A, 4.25%, 9/14/2023	2,980,000	2,940,340
Standard Chartered PLC:
144A, 1.214%, 3/23/2025	1,180,000	1,119,655
144A, 1.822%, 11/23/2025	1,010,000	939,654
144A, 4.75%, Perpetual (b)	635,000	450,056
144A, 6.17%, 1/9/2027	2,120,000	2,127,740
144A, 7.776%, 11/16/2025	1,560,000	1,595,066
Sumitomo Mitsui Financial Group, Inc., 3.784%, 3/9/2026	5,000,000	4,836,549
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	937,631
Synchrony Financial:
4.375%, 3/19/2024	180,000	172,999
4.875%, 6/13/2025	5,000,000	4,628,460
Truist Financial Corp., 4.873%, 1/26/2029	1,720,000	1,677,111
UBS Group AG, 144A, 4.49%, 8/5/2025	3,430,000	3,345,970
		218,200,339
Health Care 2.6%
Bayer U.S. Finance II LLC, 144A, 3.875%, 12/15/2023	1,000,000	988,785
Bayer U.S. Finance LLC, 144A, 3.375%, 10/8/2024	1,745,000	1,696,692
CVS Pass-Through Trust, 6.036%, 12/10/2028	785,405	801,743
HCA, Inc.:
144A, 3.125%, 3/15/2027	3,000,000	2,788,429
5.25%, 6/15/2026	1,000,000	1,000,908
Humana, Inc., 5.7%, 3/13/2026	6,000,000	6,023,039
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	575,000	351,512
Mylan, Inc., 4.2%, 11/29/2023	5,500,000	5,440,748
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	380,000	336,216
Tenet Healthcare Corp., 4.875%, 1/1/2026	1,115,000	1,093,101
Teva Pharmaceutical Finance Netherlands III BV:
4.75%, 5/9/2027	1,105,000	1,031,437
6.0%, 4/15/2024	704,000	704,000
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	4,720,000	4,461,031
		26,717,641
Industrials 4.2%
Albemarle Corp., 4.65%, 6/1/2027	5,000,000	4,917,531
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028	945,000	799,706
Block, Inc., 2.75%, 6/1/2026	420,000	382,941
Boeing Co.:
4.875%, 5/1/2025	4,365,000	4,356,650
5.04%, 5/1/2027	5,000,000	5,036,263
The accompanying notes are an integral part of the financial statements.

14	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,145,000	1,104,362
Delta Air Lines, Inc.:
2.9%, 10/28/2024	3,000,000	2,870,205
144A, 4.5%, 10/20/2025	476,664	468,652
GFL Environmental, Inc., 144A, 5.125%, 12/15/2026	1,045,000	1,021,765
Global Payments, Inc.:
2.15%, 1/15/2027	4,200,000	3,719,546
4.95%, 8/15/2027	910,000	898,967
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	325,000	308,540
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,117,200
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,870,000	1,941,256
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	255,000	228,189
Marriott International, Inc.:
4.9%, 4/15/2029	1,560,000	1,546,330
5.0%, 10/15/2027	1,910,000	1,913,950
Penske Truck Leasing Co.:
144A, 4.0%, 7/15/2025	2,550,000	2,469,881
144A, 4.4%, 7/1/2027	2,440,000	2,340,758
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,540,000	1,522,675
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,445,049
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	1,070,000	1,076,359
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	381,169
		42,867,944
Information Technology 3.5%
Broadcom, Inc., 4.11%, 9/15/2028	2,261,000	2,160,471
CDW LLC, 4.125%, 5/1/2025	560,000	543,265
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	1,580,000	1,410,102
Dell International LLC, 5.25%, 2/1/2028	2,060,000	2,080,018
DXC Technology Co., 1.8%, 9/15/2026	5,305,000	4,653,183
Fidelity National Information Services, Inc., 4.5%, 7/15/2025	2,020,000	1,996,642
Fiserv, Inc., 5.45%, 3/2/2028	1,710,000	1,746,531
HP, Inc., 2.2%, 6/17/2025	4,190,000	3,949,211
Microchip Technology, Inc.:
0.972%, 2/15/2024	5,000,000	4,799,987
0.983%, 9/1/2024	1,570,000	1,482,004
4.25%, 9/1/2025	170,000	167,376
NXP BV:
2.7%, 5/1/2025	190,000	180,328
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	15

	Principal Amount ($)	Value ($)
4.4%, 6/1/2027	1,380,000	1,363,321
Open Text Corp., 144A, 6.9%, 12/1/2027	1,170,000	1,206,972
Oracle Corp.:
2.5%, 4/1/2025	2,040,000	1,953,345
4.5%, 5/6/2028	1,150,000	1,136,161
Qorvo, Inc., 144A, 1.75%, 12/15/2024	2,500,000	2,320,800
Seagate HDD Cayman, 4.875%, 3/1/2024	1,800,000	1,777,500
Workday, Inc., 3.5%, 4/1/2027	1,430,000	1,368,176
		36,295,393
Materials 3.3%
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	2,976,575
Celanese U.S. Holdings LLC:
3.5%, 5/8/2024	720,000	703,226
5.9%, 7/5/2024	8,090,000	8,093,054
Chemours Co., 5.375%, 5/15/2027	1,190,000	1,102,238
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027 (a)	1,060,000	1,049,400
First Quantum Minerals Ltd., 144A, 6.875%, 3/1/2026	1,715,000	1,663,562
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,730,000	1,597,952
144A, 1.625%, 4/27/2026	1,480,000	1,338,975
144A, 4.125%, 3/12/2024	3,480,000	3,442,295
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026	370,000	341,679
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,477,438
REG S, 4.75%, 5/15/2025	500,000	492,479
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,393,020
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,260,000	1,243,078
Novelis Corp., 144A, 3.25%, 11/15/2026	1,180,000	1,078,361
Nucor Corp., 2.0%, 6/1/2025	630,000	592,371
Olin Corp., 5.125%, 9/15/2027	1,045,000	1,002,246
POSCO Holdings, Inc., 144A, 4.0%, 8/1/2023	2,000,000	1,994,677
Tronox, Inc., 144A, 4.625%, 3/15/2029	1,230,000	1,030,002
		33,612,628
Real Estate 3.2%
American Tower Corp.:
(REIT), 2.4%, 3/15/2025	2,000,000	1,899,770
(REIT), 2.95%, 1/15/2025	4,000,000	3,850,855
Digital Realty Trust LP, (REIT), 5.55%, 1/15/2028	2,030,000	2,022,133
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	4,500,000	4,075,443
(REIT), 1.25%, 7/15/2025	517,000	473,831
The accompanying notes are an integral part of the financial statements.

16	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,330,000	897,997
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026	5,500,000	5,402,398
Realty Income Corp., (REIT), 5.05%, 1/13/2026	2,590,000	2,580,244
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	230,000	210,542
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	830,980
Trust Fibra Uno:
144A, (REIT), 5.25%, 12/15/2024	1,000,000	977,598
REG S, (REIT), 5.25%, 12/15/2024	991,000	968,799
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,737,928
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	2,140,000	2,028,107
144A, (REIT), 4.625%, 6/15/2025	3,462,000	3,347,111
		32,303,736
Utilities 3.6%
Calpine Corp., 144A, 5.25%, 6/1/2026	663,000	646,359
CenterPoint Energy, Inc., SOFR + 0.65%, 5.373% (c), 5/13/2024	3,260,000	3,230,135
Dominion Energy, Inc., 3.071%, 8/15/2024	2,106,000	2,042,450
Duke Energy Ohio, Inc., 6.9%, 6/1/2025	1,000,000	1,022,732
Evergy, Inc., 2.45%, 9/15/2024	1,818,000	1,741,233
Israel Electric Corp. Ltd., 144A, 6.875%, 6/21/2023	1,048,000	1,048,712
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	881,807
NextEra Energy Capital Holdings, Inc.:
SOFR + 0.40%, 5.092% (c), 11/3/2023	7,000,000	6,961,397
6.051%, 3/1/2025	1,430,000	1,454,742
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	855,000	844,116
Nisource, Inc., 5.25%, 3/30/2028	730,000	742,586
NRG Energy, Inc.:
144A, 3.75%, 6/15/2024	5,141,000	4,986,409
5.75%, 1/15/2028	1,075,000	1,054,236
Pacific Gas and Electric Co., 1.7%, 11/15/2023	1,630,000	1,590,004
Southern California Edison Co., Series E, 3.7%, 8/1/2025	800,000	779,549
Vistra Operations Co. LLC, 144A, 3.55%, 7/15/2024	8,662,000	8,363,783
		37,390,250
Total Corporate Bonds (Cost $604,292,022)		580,669,803
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	17

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 1.9%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	90,255	87,334
4.5%, with various maturities from 4/1/2023 until 4/13/2053 (d)	10,000,072	9,793,482
5.5%, 4/1/2053 (d)	10,000,000	10,100,100
Government National Mortgage Association:
6.0%, with various maturities from 9/15/2023 until 1/15/2039	21,826	22,923
7.0%, 6/20/2038	1,908	2,104
Total Mortgage-Backed Securities Pass-Throughs (Cost $19,708,942)		20,005,943
Asset-Backed 15.4%
Automobile Receivables 5.4%
AmeriCredit Automobile Receivables Trust, “C” , Series 2020-2, 1.48%, 2/18/2026	1,110,000	1,064,768
Avis Budget Rental Car Funding AESOP LLC, “B” , Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	926,735
Canadian Pacer Auto Receivables Trust, “C” , Series 2020-1A, 144A, 2.49%, 5/19/2026	1,125,000	1,098,968
CarMax Auto Owner Trust, “C” , Series 2020-3, 1.69%, 4/15/2026	750,000	714,383
Carvana Auto Receivables Trust:
“A3” , Series 2022-P2, 4.13%, 4/12/2027	1,500,000	1,467,349
“B” , Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,311,915
Chase Auto Owner Trust, “C” , Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,027,001
CPS Auto Receivables Trust:
“C” , Series 2020-C, 144A, 1.71%, 8/17/2026	63,975	63,817
“C” , Series 2022-A, 144A, 2.17%, 4/16/2029	1,667,000	1,572,097
“C” , Series 2022-B, 144A, 4.33%, 8/15/2028	2,000,000	1,945,355
“B” , Series 2022-C, 144A, 4.88%, 4/15/2030	420,000	415,415
“E” , Series 2019-B, 144A, 5.0%, 3/17/2025	1,503,527	1,491,712
“E” , Series 2019-A, 144A, 5.81%, 3/16/2026	2,000,000	1,996,551
“E” , Series 2018-D, 144A, 5.82%, 6/16/2025	1,968,228	1,966,604
“E” , Series 2020-B, 144A, 7.38%, 6/15/2027	1,500,000	1,508,219
Exeter Automobile Receivables Trust, “D” , Series 2020-2A, 144A, 4.73%, 4/15/2026	2,500,000	2,479,939
Flagship Credit Auto Trust:
“C” , Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	660,446
“C” , Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	731,027
The accompanying notes are an integral part of the financial statements.

18	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
“C” , Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,067,091
“C” , Series 2020-2, 144A, 3.8%, 4/15/2026	263,910	262,559
“E” , Series 2019-3, 144A, 3.84%, 12/15/2026	3,000,000	2,715,293
Ford Credit Auto Owner Trust, “C” , Series 2021-2, 144A, 2.11%, 5/15/2034	1,458,000	1,290,251
Foursight Capital Automobile Receivables Trust, “C” , Series 2020-1, 144A, 2.41%, 8/15/2025	788,304	785,920
GLS Auto Receivables Trust, “B” , Series 2022-2A, 144A, 4.7%, 9/15/2026	1,586,000	1,561,643
GMF Floorplan Owner Revolving Trust, “C” , Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	679,456
Hertz Vehicle Financing III LLC:
“C” , Series 2022-1A, 144A, 2.63%, 6/25/2026	500,000	457,681
“C” , Series 2022-3A, 144A, 4.35%, 3/25/2025	500,000	485,681
“D” , Series 2022-3A, 144A, 6.31%, 3/25/2025	1,065,000	1,035,189
Hertz Vehicle Financing LLC:
“B” , Series 2021-1A, 144A, 1.56%, 12/26/2025	2,000,000	1,864,321
“C” , Series 2021-1A, 144A, 2.05%, 12/26/2025	3,500,000	3,248,350
JPMorgan Chase Bank NA:
“B” , Series 2021-3, 144A, 0.76%, 2/26/2029	323,287	306,712
“C” , Series 2021-3, 144A, 0.86%, 2/26/2029	1,206,937	1,142,830
“D” , Series 2021-3, 144A, 1.009%, 2/26/2029	172,419	162,502
“C” , Series 2021-1, 144A, 1.024%, 9/25/2028	485,585	470,089
“D” , Series 2021-2, 144A, 1.138%, 12/26/2028	448,038	431,630
“D” , Series 2021-1, 144A, 1.174%, 9/25/2028	765,165	740,297
“D” , Series 2020-2, 144A, 1.487%, 2/25/2028	134,822	132,198
“E” , 2021-3, 144A, 2.102%, 2/26/2029	431,049	405,245
“E” , Series 2021-2, 144A, 2.28%, 12/26/2028	308,688	296,903
“E” , Series 2021-1, 144A, 2.365%, 9/25/2028	194,823	188,372
“E” , Series 2020-2, 144A, 3.072%, 2/25/2028	222,292	219,005
“E” , Series 2020-1, 144A, 3.715%, 1/25/2028	287,343	285,502
OneMain Direct Auto Receivables Trust, “A1” , Series 2022-1A, 144A, 4.65%, 3/14/2029	1,565,000	1,526,052
PenFed Auto Receivables Owner Trust:
“B” , Series 2022-A, 144A, 4.6%, 12/15/2028	650,000	644,309
“C” , Series 2022-A, 144A, 4.83%, 12/15/2028	600,000	595,716
Santander Bank Auto Credit Linked Notes, “B” , Series 2022-A, 144A, 5.281%, 5/15/2032	1,522,976	1,490,409
Santander Bank NA:
“B” , Series 2021-1A, 144A, 1.833%, 12/15/2031	442,644	424,933
“C” , Series 2021-1A, 144A, 3.268%, 12/15/2031	298,785	287,077
Santander Consumer Auto Receivables Trust:
“B” , Series 2021-BA, 144A, 1.45%, 10/16/2028	116,115	114,042
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	19

	Principal Amount ($)	Value ($)
“B” , Series 2020-AA, 144A, 2.26%, 12/15/2025	1,151	1,149
“C” , Series 2021-CA, 144A, 2.97%, 6/15/2028	419,655	404,813
“C” , Series 2021-BA, 144A, 3.09%, 3/15/2029	1,000,000	956,417
Santander Drive Auto Receivables Trust:
“C” , Series 2020-4, 1.01%, 1/15/2026	448,592	444,969
“C” , Series 2022-1, 2.56%, 4/17/2028	800,000	767,570
“C” , Series 2022-5, 4.74%, 10/16/2028	875,000	857,705
Tesla Auto Lease Trust, “C” , Series 2020-A, 144A, 1.68%, 2/20/2024	294,155	293,510
Westlake Automobile Receivables Trust, “C” , Series 2022-3A, 144A, 6.44%, 12/15/2027	2,500,000	2,533,839
		55,019,531
Credit Card Receivables 1.1%
Brex, Inc., “A” , Series 2022-1, 144A, 4.63%, 7/15/2025	2,000,000	1,952,158
Continental Finance Credit Card ABS Master Trust:
“A” , Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,762,976
“A” , Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	1,945,541
Genesis Sales Finance Master Trust, “A” , Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,654,871
Master Credit Card Trust II, “C” , Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	816,810
Mercury Financial Credit Card Master Trust, “A” , Series 2022-1A, 144A, 2.5%, 9/21/2026	2,500,000	2,346,053
		11,478,409
Home Equity Loans 0.3%
BRAVO Residential Funding Trust, “A1” , Series 2021-HE1, 144A, 30-day average SOFR + 0.75%, 5.31% (c), 1/25/2070	1,341,334	1,324,348
NovaStar Mortgage Funding Trust, “M3” , Series 2004-3, 1-month USD-LIBOR + 1.05%, 5.895% (c), 12/25/2034	395,501	360,647
People’s Choice Home Loan Securities Trust, “A3” , Series 2004-1, 1-month USD-LIBOR + 1.04%, 5.885% (c), 6/25/2034	1,508,945	1,374,285
Renaissance Home Equity Loan Trust:
“AF1” , Series 2006-4, 5.545%, 1/25/2037	57,029	18,832
“AF1” , Series 2007-2, 5.893%, 6/25/2037	340,249	104,795
Southern Pacific Secured Assets Corp., “A8” , Series 1998-2, 6.37%, 7/25/2029	104	101
		3,183,008
Miscellaneous 8.6%
American Homes 4 Rent Trust:
“D” , Series 2015-SFR1, 144A, 4.407%, 4/17/2052	367,000	360,128
The accompanying notes are an integral part of the financial statements.

20	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
“C” , Series 2014-SFR3, 144A, 4.596%, 12/17/2036	1,400,000	1,378,645
Apidos CLO XXXII, “A2” , Series 2019-32A, 144A, 3-month USD-LIBOR + 1.65%, 6.458% (c), 1/20/2033	2,500,000	2,443,410
Applebee’s Funding LLC:
“A2I” , Series 2019-1A, 144A, 4.194%, 6/5/2049	2,772,000	2,708,773
“A2” , Series 2023-1A, 144A, 7.824%, 3/5/2053 (d) (e)	2,750,000	2,750,000
Atrium XIV LLC, “B” , Series 14A, 144A, 3-month USD-LIBOR + 1.7%, 6.492% (c), 8/23/2030	4,250,000	4,161,022
Babson CLO Ltd., “A2R” , Series 2016-1A, 144A, 3-month USD-LIBOR + 1.45%, 6.265% (c), 7/23/2030	1,500,000	1,449,398
Ballyrock CLO Ltd., “BR” , Series 2020-2A, 144A, 3-month USD-LIBOR + 1.95%, 6.758% (c), 10/20/2031	7,500,000	7,040,160
Battalion CLO XV Ltd., “B” , Series 2020-15A, 144A, 3-month USD-LIBOR + 1.7%, 6.492% (c), 1/17/2033	5,000,000	4,816,070
Carlyle Global Market Strategies CLO Ltd., “BR2” , Series 2014-1A, 144A, 3-month USD-LIBOR + 1.4%, 6.192% (c), 4/17/2031	4,000,000	3,831,844
CF Hippolyta Issuer LLC:
“B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061	2,930,563	2,551,975
“B1” , Series 2020-1, 144A, 2.28%, 7/15/2060	3,760,444	3,395,360
Countrywide Home Equity Loan Trust, “2A” , Series 2006-I, 1-month USD-LIBOR + 0.14%, 4.824% (c), 1/15/2037	629,450	554,912
Credit-Based Asset Servicing and Securitization LLC, “AF2” , Series 2006-CB2, 3.037%, 12/25/2036	1,798,123	1,399,474
DB Master Finance LLC, “A2II” , Series 2019-1A, 144A, 4.021%, 5/20/2049	2,412,500	2,291,530
Domino’s Pizza Master Issuer LLC:
“A2” , Series 2019-1A, 144A, 3.668%, 10/25/2049	1,940,000	1,725,859
“A2I” , Series 2018-1A, 144A, 4.116%, 7/25/2048	957,500	917,843
Dryden 50 Senior Loan Fund, “B” , Series 2017-50A, 144A, 3-month USD-LIBOR + 1.65%, 6.442% (c), 7/15/2030	500,000	486,665
FirstKey Homes Trust, “B” , Series 2022-SFR1, 144A, 4.493%, 5/17/2039	1,000,000	953,126
Flatiron CLO Ltd., “B” , Series 2018-1A, 144A, 3-month term SOFR + 1.61%, 6.269% (c), 4/17/2031	2,500,000	2,420,878
Hilton Grand Vacations Trust:
“A” , Series 2019-AA, 144A, 2.34%, 7/25/2033	308,196	290,206
“B” , Series 2017-AA, 144A, 2.96%, 12/26/2028	192,468	189,849
Hotwire Funding LLC, “A2” , Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,100,264
Jersey Mike’s Funding, “A2I” , Series 2021-1A, 144A, 2.891%, 2/15/2052	1,990,000	1,742,076
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	21

	Principal Amount ($)	Value ($)
LCM XVI LP, “BR2” , Series 16A, 144A, 3-month USD-LIBOR + 1.75%, 6.542% (c), 10/15/2031	2,120,000	2,035,094
Mosaic Solar Loan Trust, “C” , Series 2022-2A, 144A, 5.95%, 1/21/2053	2,220,000	2,130,105
MVW LLC:
“B” , Series 2021-1WA, 144A, 1.44%, 1/22/2041	253,058	230,944
“A” , Series 2020-1A, 144A, 1.74%, 10/20/2037	176,386	161,775
“B” , Series 2019-2A, 144A, 2.44%, 10/20/2038	490,752	456,637
“B” , Series 2020-1A, 144A, 2.73%, 10/20/2037	176,386	163,311
MVW Owner Trust, “A” , Series 2019-1A, 144A, 2.89%, 11/20/2036	937,797	888,202
Neuberger Berman CLO XVIII Ltd., “A2R2” , Series 2014-18A, 144A, 3-month USD-LIBOR + 1.7%, 6.515% (c), 10/21/2030	1,800,000	1,744,718
Neuberger Berman Loan Advisers CLO Ltd., “A2” , Series 2018-29A, 144A, 3-month USD-LIBOR + 1.4%, 6.198% (c), 10/19/2031	2,000,000	1,946,400
New Economy Assets Phase 1 Sponsor LLC, “B1” , Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	958,473
NRZ Excess Spread-Collateralized Notes:
“A” , Series 2021-FHT1, 144A, 3.104%, 7/25/2026	1,012,592	910,855
“A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	2,452,657	2,237,432
“A” , Series 2020-PLS1, 144A, 3.844%, 12/25/2025	560,360	523,041
Progress Residential Trust, “E” , Series 2020-SFR2, 144A, 5.115%, 6/17/2037	500,000	472,937
Regatta XVIII Funding Ltd., “B” , Series 2021-1A, 144A, 3-month USD-LIBOR + 1.45%, 6.242% (c), 1/15/2034	3,000,000	2,899,644
RR 17 Ltd., “B” , Series 2021-17A, 144A, 3-month USD-LIBOR + 1.9%, 6.692% (c), 7/15/2034	7,000,000	6,519,478
Sierra Timeshare Receivables Funding LLC, “B” , Series 2020-2A, 144A, 2.32%, 7/20/2037	344,997	322,887
Taco Bell Funding LLC, “A2I” , Series 2021-1A, 144A, 1.946%, 8/25/2051	4,443,750	3,864,147
Towd Point Mortgage Trust, “A1” , Series 2019-MH1, 144A, 3.0%, 11/25/2058	391,146	384,577
Transportation Finance Equipment Trust, “C” , Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,241,625
Venture XXVI CLO Ltd., “BR” , Series 2017-26A, 144A, 3-month USD-LIBOR + 1.7%, 6.508% (c), 1/20/2029	450,000	432,000
Voya CLO Ltd., “A3R” , Series 2016-3A, 144A, 3-month USD-LIBOR + 1.75%, 6.545% (c), 10/18/2031	4,500,000	4,289,382
Zais CLO 13 Ltd., “A1A” , Series 2019-13A, 144A, 3-month USD-LIBOR + 1.49%, 6.282% (c), 7/15/2032	2,500,000	2,461,543
		88,234,674
Total Asset-Backed (Cost $166,285,551)		157,915,622
The accompanying notes are an integral part of the financial statements.

22	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Commercial Mortgage-Backed Securities 9.4%
20 Times Square Trust, “B” , Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	2,500,000	2,400,000
Atrium Hotel Portfolio Trust, “B” , Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 6.114% (c), 6/15/2035	3,500,000	3,279,986
BAMLL Commercial Mortgage Securities Trust:
“B” , Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.15%, 5.835% (c), 9/15/2034	3,500,000	3,376,356
“C” , Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 6.035% (c), 9/15/2034	1,000,000	959,631
BF Mortgage Trust, “B” , Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.4%, 6.084% (c), 12/15/2035	500,000	458,601
BFLD TRUST, “B” , Series 2019-DPLO, 144A, 30-day average SOFR + 1.454%, 6.281% (c), 10/15/2034	1,500,000	1,471,637
BHMS Mortgage Trust, “A” , Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.25%, 5.934% (c), 7/15/2035	2,500,000	2,404,246
BPR Trust:
“B” , Series 2021-TY, 144A, 1-month USD-LIBOR + 1.15%, 5.834% (c), 9/15/2038	506,000	474,050
“C” , Series 2021-TY, 144A, 1-month USD-LIBOR + 1.7%, 6.384% (c), 9/15/2038	340,000	318,704
“C” , Series 2021-KEN, 144A, 30-day average SOFR + 2.664%, 7.491% (c), 2/15/2029	1,431,100	1,394,256
BX Commercial Mortgage Trust:
“B” , Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.3%, 5.984% (c), 4/15/2034	3,500,000	3,352,406
“D” , Series 2020-VKNG, 144A, 30-day average SOFR + 1.814%, 6.642% (c), 10/15/2037	1,176,000	1,120,112
BX Trust, “D” , Series 2021-ARIA, 144A, 1-month USD-LIBOR + 1.895%, 6.579% (c), 10/15/2036	1,725,000	1,599,573
BXP Trust:
“A” , Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.85%, 5.534% (c), 11/15/2034	500,000	481,713
“B” , Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.1%, 5.784% (c), 11/15/2034	3,960,000	3,723,297
Citigroup Commercial Mortgage Trust:
“A3” , Series 2016-C2, 2.575%, 8/10/2049	1,932,266	1,783,816
“B” , Series 2019-PRM, 144A, 3.644%, 5/10/2036	2,005,000	1,964,384
“B” , Series 2013-GC11, 3.732%, 4/10/2046	346,917	346,175
“C” , Series 2019-PRM, 144A, 3.896%, 5/10/2036	869,349	851,744
“C” , Series 2019-SMRT, 144A, 4.682%, 1/10/2036	3,000,000	2,922,507
Cold Storage Trust, “D” , Series 2020-ICE5, 144A, 1-month USD-LIBOR + 2.1%, 6.784% (c), 11/15/2037	4,914,953	4,742,183
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	23

	Principal Amount ($)	Value ($)
COMM Mortgage Trust:
“B” , Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,312,604	1,201,002
“B” , Series 2013-CR10, 144A, 4.867% (c), 8/10/2046	2,850,000	2,822,825
Credit Suisse Mortgage Trust:
“C” , Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	907,752
“B” , Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.0%, 6.684% (c), 10/15/2037	2,756,000	2,648,660
“A” , Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.5%, 8.184% (c), 12/15/2035	1,500,000	1,484,670
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	1,000,000	922,548
DBGS Mortgage Trust, “B” , Series 2018-5BP, 144A, 1-month USD-LIBOR + 0.98%, 5.664% (c), 6/15/2033	2,500,000	2,252,502
DBWF Mortgage Trust, “C” , Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.85%, 6.611% (c), 12/19/2030	250,000	243,093
FHLMC Multifamily Structured Pass-Through Certificates:
“X1P” , Series KL05, Interest Only, 0.892% (c), 6/25/2029	17,800,000	850,950
“X1” , Series K058, Interest Only, 0.914% (c), 8/25/2026	22,468,195	572,382
Fontainebleau Miami Beach Trust, “D” , Series 2019 -FBLU, 144A, 3.963% (c), 12/10/2036	5,000,000	4,686,319
Freddie Mac Multifamily Structured Credit Risk:
“M1” , Series 2021-MN1, 144A, 30-day average SOFR + 2.0%, 6.484% (c), 1/25/2051	605,264	568,110
“M2” , Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 8.234% (c), 1/25/2051	1,808,000	1,570,046
GS Mortgage Securities Corp. Trust, “B” , 2021-IP, 144A, 1-month USD-LIBOR + 1.15%, 5.834% (c), 10/15/2036	3,000,000	2,787,638
GS Mortgage Securities Trust, “AS” , Series 2013-GC13, 144A, 4.122% (c), 7/10/2046	1,000,000	993,134
GSCG Trust, “C” , Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	865,506
Hospitality Mortgage Trust, “B” , Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.35%, 6.034% (c), 11/15/2036	3,239,426	3,133,336
JPMDB Commercial Mortgage Securities Trust, “AS” , Series 2016-C4, 3.385%, 12/15/2049	1,000,000	905,996
JPMorgan Chase Commercial Mortgage Securities Trust, “A” , Series 2018-PHH, 144A, 1-month USD-LIBOR + 1.21%, 5.894% (c), 6/15/2035	4,312,431	3,957,018
KKR Industrial Portfolio Trust, “E” , Series 2021-KDIP, 144A, 30-day average SOFR + 1.664%, 6.492% (c), 12/15/2037	468,750	435,792
The accompanying notes are an integral part of the financial statements.

24	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust, “B” , Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.2%, 5.884% (c), 7/15/2035	1,568,800	1,534,256
MRCD Mortgage Trust, “C” , Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	4,400,840
Natixis Commercial Mortgage Securities Trust, “C” , Series 2018-285M, 144A, 3.79% (c), 11/15/2032	2,000,000	1,790,329
One New York Plaza Trust:
“AJ” , Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.25%, 5.934% (c), 1/15/2036	2,378,000	2,233,120
“B” , Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.5%, 6.184% (c), 1/15/2036	1,166,000	1,075,801
PKHL Commercial Mortgage Trust, “D” , Series 2021-MF, 144A, 1-month USD-LIBOR + 2.0%, 6.685% (c), 7/15/2038	2,362,000	2,167,760
Starwood Mortgage Trust, “B” , Series 2021-LIH, 144A, 1-month USD-LIBOR + 1.656%, 6.34% (c), 11/15/2036	500,000	470,773
UBS Commercial Mortgage Trust:
“XA” , Series 2017-C7, Interest Only, 1.004% (c), 12/15/2050	25,243,231	891,934
“XA” , Series 2017-C1, Interest Only, 1.525% (c), 6/15/2050	18,746,444	900,358
Wells Fargo Commercial Mortgage Trust:
“A” , Series 2019-JWDR, 144A, 2.501% (c), 9/15/2031	200,000	177,220
“A2” , Series 2016-C34, 2.603%, 6/15/2049	97,326	97,076
“ASB” , Series 2015-C31, 3.487%, 11/15/2048	105,634	102,508
“C” , Series 2021-SAVE, 144A, 1-month USD-LIBOR + 1.8%, 6.484% (c), 2/15/2040	2,330,732	2,118,000
“D” , Series 2021-SAVE, 144A, 1-month USD-LIBOR + 2.5%, 7.184% (c), 2/15/2040	909,022	809,548
WFRBS Commercial Mortgage Trust:
“B” , Series 2013-C13, 3.553%, 5/15/2045	4,000,000	3,980,578
“AS” , Series 2014-C24, 3.931%, 11/15/2047	240,000	228,880
Total Commercial Mortgage-Backed Securities (Cost $102,690,190)		96,213,637
Collateralized Mortgage Obligations 5.1%
Angel Oak Mortgage Trust, “A1” , Series 2020-1, 144A, 0.909%, 1/25/2066	582,659	485,393
Banc of America Mortgage Securities, Inc.:
“2A8” , Series 2003-J, 3.793% (c), 11/25/2033	118,094	103,543
“2A3” , Series 2005-J, 3.841% (c), 11/25/2035	62,919	53,782
“A15” , Series 2006-2, 6.0%, 7/25/2046	6,154	5,253
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	25

	Principal Amount ($)	Value ($)
Barclays Mortgage Loan Trust, “A2” , Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,354,801	1,167,172
Bear Stearns Adjustable Rate Mortgage Trust, “5A” , Series 2003-8, 2.91% (c), 1/25/2034	244,230	201,810
Chase Mortgage Finance Corp.:
“M2” , Series 2021-CL1, 144A, 30-day average SOFR + 1.35%, 5.91% (c), 2/25/2050	2,101,741	1,817,763
“M3” , Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 6.11% (c), 2/25/2050	1,095,290	931,511
COLT Funding LLC, “A2” , Series 2021-3R, 144A, 1.257%, 12/25/2064	406,504	346,389
COLT Mortgage Loan Trust:
“A1” , Series 2021-2R, 144A, 0.798%, 7/27/2054	294,702	250,816
“A2” , Series 2021-1, 144A, 1.167%, 6/25/2066	872,827	705,568
“A3” , Series 2021-2, 144A, 1.335%, 8/25/2066	2,005,293	1,570,207
“A2” , Series 2021-HX1, 144A, 1.348%, 10/25/2066	859,622	683,606
Connecticut Avenue Securities Trust:
“1M2” , Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 6.21% (c), 12/25/2041	500,000	473,142
“1M2” , Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 6.995% (c), 9/25/2031	8,416	8,415
“1M2” , Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 7.145% (c), 8/25/2031	9,796	9,795
“1M2” , Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 7.66% (c), 3/25/2042	250,000	247,629
Countrywide Home Loan Mortgage Pass Through Trust, “5A1” , Series 2005-HY10, 3.914% (c), 2/20/2036	21,939	16,621
Credit Suisse First Boston Mortgage Securities Corp., “5A1” , Series 2004-7, 5.0%, 10/25/2019	67,637	64,800
CSMC Trust, “B4” , Series 2013-IVR3, 144A, 3.398% (c), 5/25/2043	1,166,301	832,267
Ellington Financial Mortgage Trust:
“A3” , Series 2021-2, 144A, 1.291%, 6/25/2066	615,281	489,394
“A2” , Series 2021-3, 144A, 1.396%, 9/25/2066	2,528,229	1,964,015
“A3” , Series 2020-2, 144A, 1.64%, 10/25/2065	829,200	744,331
Federal Home Loan Mortgage Corp.:
“AI” , Series 5175, Interest Only, 2.5%, 12/25/2049	4,862,218	612,505
“PK” , Series 1751, 8.0%, 9/15/2024	8,722	8,791
Federal National Mortgage Association:
“NI” , Series 2021-49, Interest Only, 2.5%, 6/25/2051	2,880,682	423,946
“DE” , Series 2014-18, 4.0%, 8/25/2042	284,215	278,948
“IM” , Series 2014-72, Interest Only, Interest Only, 4.5%, 3/25/2044	1,112,928	130,466
“2” , Series 350, Interest Only, 5.5%, 3/25/2034	49,781	9,267
“1A6” , Series 2007-W8, 6.713% (c), 9/25/2037	309,838	329,453
The accompanying notes are an integral part of the financial statements.

26	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Fontainebleau Miami Beach Trust, “A” , Series 2019-FBLU, 144A, 3.144%, 12/10/2036	2,000,000	1,900,677
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2” , Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 6.36% (c), 11/25/2041	1,200,000	1,140,086
“M2” , Series 2020-DNA6, 144A, 30-day average SOFR + 2.0%, 6.56% (c), 12/25/2050	2,496,057	2,497,661
“M2” , Series 2021-DNA3, 144A, 30-day average SOFR + 2.1%, 6.66% (c), 10/25/2033	500,000	483,141
“M2” , Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.15%, 6.995% (c), 12/25/2030	1,034,646	1,043,164
“M2” , Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 7.295% (c), 3/25/2049	404,779	408,495
“M2” , Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 7.495% (c), 1/25/2049	61,262	61,797
FWD Securitization Trust, “A1” , Series 2020-INV1, 144A, 2.24%, 1/25/2050	644,193	588,143
GCAT Trust, “A2” , Series 2021-NQM2, 144A, 1.242%, 5/25/2066	756,664	616,592
Government National Mortgage Association:
“AI” , Series 2021-1, Interest Only, 2.0%, 1/20/2051	8,736,165	1,073,675
“KI” , Series 2020-160, Interest Only, 2.5%, 10/20/2050	4,767,784	496,324
“IT” , Series 2013-82, Interest Only, 3.5%, 5/20/2043	9,648,126	1,365,155
“IP” , Series 2009-118, Interest Only, 6.5%, 12/16/2039	131,213	31,047
GS Mortgage-Backed Securities Trust:
“A2” , Series 2020-NQM1, 144A, 1.791%, 9/27/2060	119,940	109,328
“B1” , Series 2020-PJ1, 144A, 3.641% (c), 5/25/2050	5,283,679	4,496,433
Imperial Fund Mortgage Trust:
“A2” , Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,356,110	1,135,330
“A2” , Series 2021-NQM2, 144A, 1.362%, 9/25/2056	726,191	579,977
“A1” , Series 2022-NQM4, 144A, 4.767%, 6/25/2067	2,387,581	2,286,935
JPMorgan Chase Bank NA:
“M2” , Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 6.11% (c), 3/25/2051	1,381,461	1,209,133
“M3” , Series 2021-CL1, 144A, 30-day average SOFR + 1.8%, 6.36% (c), 3/25/2051	699,548	611,674
“M1” , Series 2020-CL1, 144A, 1-month USD-LIBOR + 2.25%, 7.095% (c), 10/25/2057	2,590,867	2,518,011
“M4” , Series 2021-CL1, 144A, 30-day average SOFR + 2.75%, 7.31% (c), 3/25/2051	775,970	681,322
JPMorgan Mortgage Trust:
“A5” , Series 2020-LTV2, 144A, 3.0%, 11/25/2050	1,012,776	939,075
“6A1” , Series 2005-A6, 4.25% (c), 8/25/2035	148,462	139,144
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	27

	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage Investors Trust, “1A” , Series 2004-1, 3.922% (c), 12/25/2034	5,473	5,037
MFA Trust:
“A3” , Series 2021-INV1, 144A, 1.262%, 1/25/2056	270,634	238,937
“A3” , Series 2021-NQM2, 144A, 1.472%, 11/25/2064	465,331	377,167
Prudential Home Mortgage Securities Co., Inc., “4B” , Series 1994-A, 144A, 6.73% (c), 4/28/2024	174	171
Residential Accredit Loans, Inc. Trust, “A1” , Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products Trust, “A4” , Series 2004-SL4, 7.0%, 7/25/2032	40,622	39,224
Sequoia Mortgage Trust, “B4” , Series 2013-2, 3.628% (c), 2/25/2043	828,933	778,222
STACR Trust, “M2” , Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 6.945% (c), 9/25/2048	383,378	383,378
Starwood Mortgage Residential Trust, “A3” , Series 2020-INV1, 144A, 1.593%, 11/25/2055	445,001	394,884
Towd Point Mortgage Trust:
“M1” , Series 2017-1, 144A, 3.75%, 10/25/2056	2,000,000	1,874,797
“M1” , Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,220,250
Verus Securitization Trust:
“A2” , Series 2021-R3, 144A, 1.277%, 4/25/2064	417,009	370,799
“A2” , Series 2020-4, 144A, 1.912%, 5/25/2065	558,071	515,310
“A1” , Series 2020-INV1, 144A, 1.977%, 3/25/2060	54,270	52,861
“A1” , Series 2020-2, 144A, 2.226%, 5/25/2060	46,515	44,679
“A1” , Series 2019-INV2, 144A, 2.913%, 7/25/2059	124,447	120,177
“B1” , Series 2021-R3, 144A, 3.066%, 4/25/2064	4,277,000	2,935,846
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9” , Series 2003-S9, 5.25%, 10/25/2033	192,428	186,873
Total Collateralized Mortgage Obligations (Cost $59,062,373)		51,917,655
Government & Agency Obligations 10.2%
Other Government Related (f) 0.7%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,519,833
Corp. Andina de Fomento, 2.375%, 5/12/2023	4,000,000	3,986,957
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	487,900
Vnesheconombank:
144A, 5.942%, 11/21/2023*	500,000	38,585
144A, 6.025%, 7/5/2022*	1,500,000	92,580
		7,125,855
The accompanying notes are an integral part of the financial statements.

28	|	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Sovereign Bonds 0.2%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,896,000	1,828,502
U.S. Treasury Obligations 9.3%
U.S. Treasury Notes:
0.125%, 7/15/2023	5,000,000	4,934,180
0.125%, 9/15/2023	13,000,000	12,735,937
0.25%, 5/31/2025	10,000,000	9,227,344
0.375%, 1/31/2026	5,000,000	4,538,867
0.5%, 4/30/2027	12,000,000	10,565,156
0.875%, 9/30/2026	15,000,000	13,584,375
1.625%, 10/31/2026	12,000,000	11,147,344
1.75%, 7/31/2024	20,000,000	19,315,625
2.25%, 11/15/2024	10,000,000	9,686,328
		95,735,156
Total Government & Agency Obligations (Cost $109,985,540)		104,689,513
Short-Term U.S. Treasury Obligations 0.1%
U.S. Treasury Bills:
1.9% (g), 4/20/2023 (h)	810,000	808,222
2.137% (g), 4/20/2023	100,000	99,781
4.362% (g), 4/20/2023 (h)	400,000	399,122
Total Short-Term U.S. Treasury Obligations (Cost $1,308,123)		1,307,125

	Shares	Value ($)
Common Stocks 0.0%
Information Technology
Answers Corp.* (e) (Cost $256,895)	2,220	0
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.66% (i) (j) (Cost $5,879,500)	5,879,500	5,879,500
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	29

	Shares	Value ($)
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 4.78% (i)	27,276,636	27,276,636
DWS ESG Liquidity Fund “Capital Shares” , 4.98% (i)	12,479	12,474
Total Cash Equivalents (Cost $27,289,106)		27,289,110

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,096,758,242)	102.0	1,045,887,908
Other Assets and Liabilities, Net	(2.0)	(20,728,926)
Net Assets	100.0	1,025,158,982
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 9/30/2022	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.66% (i) (j)
5,138,953	740,547 (k)	—	—	—	56,324	—	5,879,500	5,879,500
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 4.78% (i)
18,006,322	204,303,821	195,033,507	—	—	284,562	—	27,276,636	27,276,636
DWS ESG Liquidity Fund “Capital Shares” , 4.98% (i)
12,215	259	—	—	—	257	—	12,479	12,474
23,157,490	205,044,627	195,033,507	—	—	341,143	—	33,168,615	33,168,610

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at March 31, 2023 amounted to $5,738,430, which is 0.6% of net assets.

(b)	Perpetual, callable security with no stated maturity date.
(c)
Variable or floating rate security. These securities are shown at their current rate as of
March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	When-issued security.
The accompanying notes are an integral part of the financial statements.

30	|	DWS Short Duration Fund

(e)	Investment was valued using significant unobservable inputs.
(f)	Government-backed debt issued by financial companies or government sponsored enterprises.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At March 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The transition process from LIBOR towards its expected replacement reference rate with the Secured Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate (LIBOR) Act in March 2022 , and the adoption of implementing regulations in December 2022, which will replace LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. However, the Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	31

At March 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Notes	USD	6/30/2023	375	40,782,703	41,065,430	282,727
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

32	|	DWS Short Duration Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$580,669,803	$—	$580,669,803
Mortgage-Backed Securities Pass-Throughs	—	20,005,943	—	20,005,943
Asset-Backed (a)	—	155,165,622	2,750,000	157,915,622
Commercial Mortgage-Backed Securities	—	96,213,637	—	96,213,637
Collateralized Mortgage Obligations	—	51,917,655	—	51,917,655
Government & Agency Obligations (a)	—	104,689,513	—	104,689,513
Short-Term U.S. Treasury Obligations	—	1,307,125	—	1,307,125
Common Stocks	—	—	0	0
Short-Term Investments (a)	33,168,610	—	—	33,168,610
Derivatives (b)
Futures Contracts	282,727	—	—	282,727
Total	$33,451,337	$1,009,969,298	$2,750,000	$1,046,170,635

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	33

Statement of Assets and Liabilities
as of March 31, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,063,589,636) — including $5,738,430 of securities loaned	$1,012,719,298
Investment in DWS Government & Agency Securities Portfolio (cost $5,879,500)*	5,879,500
Investment in affiliated securities, at value (cost $27,289,106)	27,289,110
Foreign currency, at value (cost $14,406)	13,602
Receivable for investments sold	1,170,325
Receivable for Fund shares sold	2,939,346
Interest receivable	7,345,740
Receivable for variation margin on futures contracts	84,143
Other assets	60,180
Total assets	1,057,501,244
Liabilities
Cash overdraft	1,226,627
Payable upon return of securities loaned	5,879,500
Payable for investments purchased — when-issued securities	22,369,661
Payable for Fund shares redeemed	1,755,153
Distributions payable	420,199
Accrued management fee	139,042
Accrued Trustees' fees	13,581
Other accrued expenses and payables	538,499
Total liabilities	32,342,262
Net assets, at value	$1,025,158,982
Net Assets Consist of
Distributable earnings (loss)	(206,692,624)
Paid-in capital	1,231,851,606
Net assets, at value	$1,025,158,982
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

34	|	DWS Short Duration Fund

Statement of Assets and Liabilities as of March 31, 2023 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($191,084,625 ÷ 23,304,011 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.20
Maximum offering price per share (100 ÷ 97.75 of $8.20)	$8.39
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($10,282,632 ÷ 1,254,120 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.20
Class R6
Net Asset Value, offering and redemption price per share ($2,539,584 ÷ 309,485 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.21
Class S
Net Asset Value, offering and redemption price per share ($258,435,176 ÷ 31,437,615 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.22
Institutional Class
Net Asset Value, offering and redemption price per share ($562,816,965 ÷ 68,603,338 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.20
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	35

Statement of Operations
for the six months ended March 31, 2023 (Unaudited)

Investment Income
Income:
Interest	$18,447,619
Dividends	244,314
Income distributions from affiliated securities	284,819
Securities lending income, net of borrower rebates	56,324
Total income	19,033,076
Expenses:
Management fee	1,855,311
Administration fee	493,055
Services to shareholders	703,124
Distribution and service fees	297,655
Custodian fee	8,992
Professional fees	42,795
Reports to shareholders	44,883
Registration fees	54,214
Trustees' fees and expenses	22,436
Other	42,999
Total expenses before expense reductions	3,565,464
Expense reductions	(1,039,732)
Total expenses after expense reductions	2,525,732
Net investment income	16,507,344
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,705,974)
Futures	(417,422)
Forward foreign currency contracts	(139,288)
(5,262,684)
Change in net unrealized appreciation (depreciation) on:
Investments	20,168,071
Futures	752,351
Forward foreign currency contracts	139,288
Foreign currency	42,110
21,101,820
Net gain (loss)	15,839,136
Net increase (decrease) in net assets resulting from operations	$32,346,480
The accompanying notes are an integral part of the financial statements.

36	|	DWS Short Duration Fund

Statements of Changes in Net Assets
	Six Months Ended March 31, 2023	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$16,507,344	$22,717,058
Net realized gain (loss)	(5,262,684)	(8,211,907)
Change in net unrealized appreciation (depreciation)	21,101,820	(89,481,410)
Net increase (decrease) in net assets resulting from operations	32,346,480	(74,976,259)
Distributions to shareholders:
Class A	(3,301,045)	(5,224,517)
Class T	—	(231)
Class C	(124,832)	(177,674)
Class R6	(45,016)	(61,327)
Class S	(4,972,744)	(8,332,998)
Institutional Class	(9,694,980)	(13,908,493)
Total distributions	(18,138,617)	(27,705,240)
Fund share transactions:
Proceeds from shares sold	301,068,231	526,154,418
Reinvestment of distributions	15,177,310	23,883,028
Payments for shares redeemed	(366,591,696)	(694,011,731)
Net increase (decrease) in net assets from Fund share transactions	(50,346,155)	(143,974,285)
Increase (decrease) in net assets	(36,138,292)	(246,655,784)
Net assets at beginning of period	1,061,297,274	1,307,953,058
Net assets at end of period	$1,025,158,982	$1,061,297,274

The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	37

Financial Highlights
DWS Short Duration Fund — Class A
	Six Months Ended 3/31/23	Years Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$8.08	$8.81	$8.78	$8.69	$8.54	$8.69
Income (loss) from investment operations:
Net investment income[a]	.12	.14	.15	.19	.21	.20
Net realized and unrealized gain (loss)	.13	(.69 )	.05	.11	.18	(.14 )
Total from investment operations	.25	(.55 )	.20	.30	.39	.06
Less distributions from:
Net investment income	(.13 )	(.18 )	(.17 )	(.21 )	(.24 )	(.21 )
Net asset value, end of period	$8.20	$8.08	$8.81	$8.78	$8.69	$8.54
Total Return (%)[b,c]	3.16 *	(6.32)	2.32	3.50	4.64	.73
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	191	215	275	262	227	149
Ratio of expenses before expense reductions (%)	.88 **	.85	.85	.85	.87	.88
Ratio of expenses after expense reductions (%)	.75 **	.75	.78	.77	.79	.79
Ratio of net investment income (%)	2.99 **	1.68	1.64	2.20	2.48	2.29
Portfolio turnover rate (%)	20 *	41	62	75	51	40

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

38	|	DWS Short Duration Fund

DWS Short Duration Fund — Class C
	Six Months Ended 3/31/23	Years Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$8.08	$8.81	$8.77	$8.68	$8.53	$8.68
Income (loss) from investment operations:
Net investment income[a]	.09	.08	.08	.12	.15	.13
Net realized and unrealized gain (loss)	.13	(.70 )	.06	.11	.18	(.13 )
Total from investment operations	.22	(.62 )	.14	.23	.33	.00 *
Less distributions from:
Net investment income	(.10 )	(.11 )	(.10 )	(.14 )	(.18 )	(.15 )
Net asset value, end of period	$8.20	$8.08	$8.81	$8.77	$8.68	$8.53
Total Return (%)[b,c]	2.76 **	(7.06)	1.63	2.72	3.87	(.03 )
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	11	20	33	53	63
Ratio of expenses before expense reductions (%)	1.64 ***	1.61	1.59	1.60	1.63	1.63
Ratio of expenses after expense reductions (%)	1.50 ***	1.50	1.53	1.52	1.54	1.54
Ratio of net investment income (%)	2.24 ***	.90	.92	1.44	1.74	1.53
Portfolio turnover rate (%)	20 **	41	62	75	51	40

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	39

DWS Short Duration Fund — Class R6
	Six Months Ended 3/31/23	Years Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$8.09	$8.82	$8.79	$8.70	$8.55	$8.70
Income (loss) from investment operations:
Net investment income[a]	.14	.17	.17	.21	.24	.22
Net realized and unrealized gain (loss)	.13	(.70 )	.06	.11	.17	(.14 )
Total from investment operations	.27	(.53 )	.23	.32	.41	.08
Less distributions from:
Net investment income	(.15 )	(.20 )	(.20 )	(.23 )	(.26 )	(.23 )
Net asset value, end of period	$8.21	$8.09	$8.82	$8.79	$8.70	$8.55
Total Return (%)	3.37 b*	(6.02)[b]	2.61 [b]	3.76	4.90	.98 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	2	2	2	2.139
Ratio of expenses before expense reductions (%)	.52 **	.51	.51	.52	.53	.57
Ratio of expenses after expense reductions (%)	.38 **	.46	.51	.52	.53	.54
Ratio of net investment income (%)	3.37 **	1.99	1.91	2.45	2.77	2.52
Portfolio turnover rate (%)	20 *	41	62	75	51	40

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

40	|	DWS Short Duration Fund

DWS Short Duration Fund — Class S
	Six Months Ended 3/31/23	Years Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$8.10	$8.84	$8.80	$8.71	$8.56	$8.72
Income (loss) from investment operations:
Net investment income[a]	.13	.17	.17	.21	.24	.22
Net realized and unrealized gain (loss)	.13	(.71 )	.07	.11	.17	(.15 )
Total from investment operations	.26	(.54 )	.24	.32	.41	.07
Less distributions from:
Net investment income	(.14 )	(.20 )	(.20 )	(.23 )	(.26 )	(.23 )
Net asset value, end of period	$8.22	$8.10	$8.84	$8.80	$8.71	$8.56
Total Return (%)[b]	3.29 *	(6.16)	2.70	3.75	4.90	.87
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	258	311	377	376	554	552
Ratio of expenses before expense reductions (%)	.71 **	.68	.66	.66	.68	.69
Ratio of expenses after expense reductions (%)	.50 **	.50	.53	.52	.54	.54
Ratio of net investment income (%)	3.24 **	1.94	1.89	2.44	2.74	2.55
Portfolio turnover rate (%)	20 *	41	62	75	51	40

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Short Duration Fund	|	41

DWS Short Duration Fund — Institutional Class
	Six Months Ended 3/31/23	Years Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$8.09	$8.82	$8.78	$8.70	$8.55	$8.70
Income (loss) from investment operations:
Net investment income[a]	.14	.17	.17	.21	.24	.22
Net realized and unrealized gain (loss)	.12	(.69 )	.07	.10	.17	(.14 )
Total from investment operations	.26	(.52 )	.24	.31	.41	.08
Less distributions from:
Net investment income	(.15 )	(.21 )	(.20 )	(.23 )	(.26 )	(.23 )
Net asset value, end of period	$8.20	$8.09	$8.82	$8.78	$8.70	$8.55
Total Return (%)[b]	3.24 *	(6.02)	2.70	3.64	4.90	.98
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	563	522	634	435	223	129
Ratio of expenses before expense reductions (%)	.61 **	.60	.60	.61	.61	.64
Ratio of expenses after expense reductions (%)	.38 **	.46	.53	.52	.54	.54
Ratio of net investment income (%)	3.37 **	1.98	1.88	2.45	2.74	2.55
Portfolio turnover rate (%)	20 *	41	62	75	51	40

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

42	|	DWS Short Duration Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Short Duration Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Short Duration Fund	|	43

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to

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reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls

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below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended March 31, 2023, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of March 31, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2023, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are

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applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2022, the Fund had net tax basis capital loss carryforwards of approximately $145,332,000, including short-term losses ($59,694,000) and long-term losses ($85,638,000), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforwards may be subject to certain limitations under Section 382-384 of the Internal Revenue Code.
At March 31, 2023, the aggregate cost of investments for federal income tax purposes was $1,102,217,858. The net unrealized depreciation for all investments based on tax cost was $56,329,950. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $2,014,199 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $58,344,149.
The Fund has reviewed the tax positions for the open tax years as of September 30, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, investments in future contracts, premium amortization on debt securities, interest accrual on defaulted securities, additional income recognition on debt securities classified as equity and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly

DWS Short Duration Fund	|	47

attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2023, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration and for non-hedging purposes to seek to enhance potential gains.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

48	|	DWS Short Duration Fund

A summary of the open futures contracts as of March 31, 2023, is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2023, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $10,751,000 to $53,600,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $10,664,000.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2023, the Fund entered into forward currency contracts for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
There were no open forward currency contracts as of March 31, 2023. For the six months ended March 31, 2023, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $5,377,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $5,516,000.
The following table summarizes the value of the Fund’s derivative instruments held as of March 31, 2023 and the related location in the

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accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Futures Contracts
Interest Rate Contracts (a)	$282,727
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statements of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(417,422)	$(417,422)
Foreign Exchange Contracts (a)	(139,288)	—	(139,288)
	$(139,288)	$(417,422)	$(556,710)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$752,351	$752,351
Foreign Exchange Contracts (a)	139,288	—	139,288
	$139,288	$752,351	$891,639
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures, respectively
C.
Purchases and Sales of Securities
During the six months ended March 31, 2023, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$205,871,010	$229,521,337
U.S. Treasury Obligations	$—	$15,960,882

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D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%
Accordingly, for the six months ended March 31, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.365% of the Fund’s average daily net assets.
For the period from October 1, 2022 through January 31, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.75%
Class C	1.50%
Class R6	.38%
Class S	.50%
Institutional Class	.38%

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For the six months ended March 31, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$129,910
Class C	6,823
Class R6	1,657
Class S	298,423
Institutional Class	602,919
$1,039,732
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2023, the Administration Fee was $493,055, of which $83,600 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2023
Class A	$14,019	$4,757
Class C	629	207
Class R6	81	22
Class S	90,110	30,693
Institutional Class	401	120
	$105,240	$35,799
In addition, for the six months ended March 31, 2023, the amounts charged to the Fund for recordkeeping and other administrative services

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provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$103,511
Class C	5,711
Class S	194,746
Institutional Class	263,331
$567,299
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2023, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2023
Class C	$37,504	$6,349
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2023, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2023	Annualized Rate
Class A	$247,650	$70,116.25%
Class C	12,501	4,473.25%
	$260,151	$74,589
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2023 aggregated $1,906.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2023, the

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CDSC for Class C shares aggregated $4,123. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2023, DDI received $244 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $660, of which $170 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended March 31, 2023, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $4,225.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may

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borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2023.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,518,481	$12,354,383	4,334,684	$37,209,003
Class C	311,176	2,537,136	403,158	3,392,228
Class R6	23,738	193,404	69,210	590,392
Class S	2,414,387	19,751,737	13,299,043	113,692,994
Institutional Class	32,590,043	266,231,571	43,697,738	371,269,801
		$301,068,231		$526,154,418
Shares issued to shareholders in reinvestment of distributions
Class A	372,231	$3,032,232	572,198	$4,831,501
Class T	—	—	27 *	231 *
Class C	14,191	115,539	19,243	162,550
Class R6	5,493	44,789	7,233	61,024
Class S	573,701	4,684,058	928,399	7,857,187
Institutional Class	895,446	7,300,692	1,298,571	10,970,535
		$15,177,310		$23,883,028
Shares redeemed
Class A	(5,192,413)	$(42,251,620)	(9,538,257)	$(80,987,517)
Class T	—	—	(1,303)*	(10,536)*
Class C	(423,098)	(3,443,329)	(1,291,116)	(11,007,741)
Class R6	(9,407)	(76,932)	(68,743)	(575,768)
Class S	(9,991,178)	(81,591,386)	(18,444,033)	(156,540,614)
Institutional Class	(29,358,084)	(239,228,429)	(52,364,358)	(444,889,555)
		$(366,591,696)		$(694,011,731)

DWS Short Duration Fund	|	55

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(3,301,701)	$(26,865,005)	(4,631,375)	$(38,947,013)
Class T	—	—	(1,276)*	(10,305)*
Class C	(97,731)	(790,654)	(868,715)	(7,452,963)
Class R6	19,824	161,261	7,700	75,648
Class S	(7,003,090)	(57,155,591)	(4,216,591)	(34,990,433)
Institutional Class	4,127,405	34,303,834	(7,368,049)	(62,649,219)
		$(50,346,155)		$(143,974,285)

*	For the period from October 1, 2021 to September 30, 2022 (Class T liquidation date).

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Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2022 to March 31, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Short Duration Fund	|	57

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2023 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/23	$1,031.60	$1,027.60	$1,033.70	$1,032.90	$1,032.40
Expenses Paid per $1,000*	$3.80	$7.58	$1.93	$2.53	$1.93
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/23	$1,021.19	$1,017.45	$1,023.04	$1,022.44	$1,023.04
Expenses Paid per $1,000*	$3.78	$7.54	$1.92	$2.52	$1.92

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Short Duration Fund	.75%	1.50%	.38%	.50%	.38%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

58	|	DWS Short Duration Fund

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by the Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2023, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period” ). During the Reporting Period, your Fund was predominately invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

DWS Short Duration Fund	|	59

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Short Duration Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s

60	|	DWS Short Duration Fund

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

DWS Short Duration Fund	|	61

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily

62	|	DWS Short Duration Fund

prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Short Duration Fund	|	63

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

64	|	DWS Short Duration Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	PPIAX	PPLCX	DBPIX	PPILX
CUSIP Number	25155T 627	25155T 593	25155T 585	25155T 577
Fund Number	418	718	822	1422

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	PPLZX
CUSIP Number	25155T 452
Fund Number	1634

DWS Short Duration Fund	|	65

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DSDF-3
(R-027148-12 5/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	5/30/2023